UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                  811-7810

Exact name of registrant as specified in charter:    Delaware Investments
                                                     Colorado Insured
                                                     Municipal Income Fund, Inc.

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             March 31

Date of reporting period:                            June 30, 2006

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)


Delaware Investments Colorado Insured Municipal Income Fund, Inc.
_________________________________________________________________

June 30, 2006
                                                                                                            Principal    Market
                                                                                                            Amount       Value
Municipal Bonds - 152.65%

Education Revenue Bonds - 31.46%
Boulder County Development Revenue (University Corporation for Atmospheric Research) 5.00% 9/1/26 (MBIA)    $4,500,000   $4,578,570
Colorado Educational & Cultural Facilities Authority
     (Bromley School Project) 5.25% 9/15/32 (XLCA)                                                           1,000,000    1,039,520
     (Johnson & Wales University Project) Series A 5.00% 4/1/28 (XLCA)                                       3,000,000    3,045,270
     (University of Colorado Foundation Project) 5.00% 7/1/27 (AMBAC)                                        4,000,000    4,071,560
     (University of Denver Project) Series B 5.25% 3/1/35 (FGIC)                                             1,500,000    1,567,575
     (University of Northern Colorado) Series A 5.00% 7/1/31 (MBIA)                                          2,500,000    2,530,300
     Colorado State Board of Governors (Colorado University) Series B 5.00% 3/1/35 (AMBAC)                   1,800,000    1,828,944
University of Northern Colorado Revenue Refunding 5.00% 6/1/35 (FSA)                                         4,000,000    4,082,080
                                                                                                                          _________

                                                                                                                         22,743,819
                                                                                                                         __________
Electric Revenue Bonds - 1.45%
Arkansas River Power Authority Colorado Power Revenue Improvement 5.25% 10/1/32 (XLCA)                       1,000,000    1,045,510
                                                                                                                          _________

                                                                                                                          1,045,510
                                                                                                                          _________
Health Care Revenue Bonds - 5.42%
Colorado Health Facilities Authority Revenue
     (North Colorado Medical Center) 5.95% 5/15/12 (MBIA)                                                    1,250,000    1,275,113
     (Porter Place) Series A 6.00% 1/20/36 (GNMA)                                                            2,515,000    2,643,415
                                                                                                                          _________

                                                                                                                          3,918,528
                                                                                                                          _________
Lease Revenue Bonds - 13.60%
Arapahoe County Library District Certificates of Participation 5.70% 12/15/10 (MBIA)                         2,000,000    2,015,860
Broomfield City & County Certificates of Participation 5.75% 12/1/24 (AMBAC)                                 1,500,000    1,580,115
Denver Convention Center Series A 5.00% 12/1/35 (XLCA)                                                       2,000,000    2,029,720
Glendale Certificates of Participation 5.00% 12/1/25 (XLCA)                                                  1,500,000    1,543,530
Westminster Building Authority Certificates of Participation 5.25% 12/1/22 (MBIA)                            1,555,000    1,627,976
Westminster Certificates of Participation (Ice Centre Project) 5.40% 1/15/23 (AMBAC)                         1,000,000    1,036,780
                                                                                                                          _________

                                                                                                                          9,833,981
                                                                                                                          _________
Local General Obligation Bonds - 15.42%
Adams & Arapahoe Counties Joint School District #28J (Aurora) Series A 5.25% 12/1/25 (MBIA)                  1,000,000    1,060,520
Arapahoe County Water & Wastewater Public Improvement District Refunding Series A 5.125% 12/1/32 (MBIA)      1,000,000    1,024,390
Bowles Metropolitan District 5.00% 12/1/33 (FSA)                                                             2,000,000    2,037,760
Centennial Downs Metropolitan District 5.00% 12/1/28 (AMBAC)                                                 1,000,000    1,023,770
Douglas County School District #Re-1 (Douglas & Elbert Counties) 5.00% 12/15/21 (MBIA)                       1,000,000    1,029,200
Garfield Pitkin & Eagle County School District #Re-1 Series A (Roaring Fork County) 5.00% 12/15/27 (FSA)     1,500,000    1,538,970
Green Valley Ranch Metropolitan District 5.75% 12/1/19 (AMBAC)                                               1,000,000    1,055,280
Sand Creek Metropolitan District Refunding & Improvement 5.00% 12/1/31 (XLCA)                                  500,000      507,250
Stonegate Village Metropolitan District Refunding & Improvement Series A 5.50% 12/1/21 (FSA)                 1,000,000    1,016,030
Weld & Adams Counties School District #Re-3J 5.00% 12/15/24 (FSA)                                              830,000      855,672
                                                                                                                            _______

                                                                                                                         11,148,842
                                                                                                                         __________
$ Pre-Refunded Bonds - 45.09%
Auraria Higher Education Center Parking Facilities System Revenue 5.50% 4/1/26-10 (AMBAC)                    2,485,000    2,621,948
Aurora Certificates of Participation 5.50% 12/1/30-10 (AMBAC)                                                2,000,000    2,121,860
Burlingame Multifamily Housing Revenue Series A 6.00% 11/1/29-09 (MBIA)                                      2,290,000    2,456,231
City of Colorado Springs (Colorado Springs College Project) 5.375% 6/1/32-09 (MBIA)                          5,000,000    5,250,100
Colorado Educational & Cultural Facilities Authority (University of Denver Project) 5.50% 3/1/21-11 (AMBAC)  3,200,000    3,410,560
Denver City & County Certificates of Participation Series B 5.50% 12/1/25-10 (AMBAC)                         2,000,000    2,142,860
Denver City & County Excise Tax Revenue (Colorado Convention Center Project) Series A 5.00% 9/1/20-11 (FSA)  6,500,000    6,790,355
Denver Convention Center Series A 5.00% 12/1/33-13 (XLCA)                                                    3,000,000    3,155,820
Eagle County Certificates of Participation 5.40% 12/1/18-09 (MBIA)                                           1,000,000    1,056,580
Lakewood Certificates of Participation 5.375% 12/1/22-10 (AMBAC)                                             2,000,000    2,115,960
Pueblo County (Library District Project) 5.80% 11/1/19-09 (AMBAC)                                            1,395,000    1,477,528
                                                                                                                          _________

                                                                                                                         32,599,802
                                                                                                                         __________
Special Tax Revenue Bonds - 3.81%
Broomfield County Sales & Use Tax Revenue Refunding & Improvement Series A 5.00% 12/1/31 (AMBAC)               650,000      662,656
Golden Sales & Use Tax Revenue Improvement Series B 5.10% 12/1/20 (AMBAC)                                    1,000,000    1,039,350
Gypsum Sales Tax & General Funding Revenue 5.25% 6/1/30 (Assured Gty)                                        1,000,000    1,054,940
                                                                                                                          _________

                                                                                                                          2,756,946
                                                                                                                          _________

Transportation Revenue Bonds - 23.70%
Denver City & County Airport Revenue Series E 5.25% 11/15/23 (MBIA)                                          7,500,000    7,676,625
E-470 Public Highway Authority Series A
     5.75% 9/1/29 (MBIA)                                                                                     3,000,000    3,240,810
     5.75% 9/1/35 (MBIA)                                                                                     1,700,000    1,836,459
Northwest Parkway Public Highway Authority Series A 5.25% 6/15/41 (FSA)                                      4,250,000    4,379,625
                                                                                                                          _________

                                                                                                                         17,133,519
                                                                                                                         __________
Water & Sewer Revenue Bonds - 12.70%
Colorado Water Resources & Power Development Authority Small Water Resources
     Revenue Series A 5.80% 11/1/20 (FGIC)                                                                   2,000,000    2,139,260
Colorado Water Resources & Power Development Authority Water Resources Revenue
     (Parker Water & Sanitation District) Series D
     5.125% 9/1/34 (MBIA)                                                                                    1,500,000    1,543,560
     5.25% 9/1/43 (MBIA)                                                                                     2,000,000    2,068,560
Lafayette Water Revenue Series A 5.00% 12/1/27 (MBIA)                                                        1,100,000    1,125,619
Ute Utility Water Conservancy District Water Revenue 5.75% 6/15/20 (MBIA)                                    2,155,000    2,308,221
                                                                                                                          _________

                                                                                                                          9,185,220
                                                                                                                          _________

Total Municipal Bonds (cost $106,200,663)                                                                               110,366,167
                                                                                                                        ___________
Short-Term Investments - 1.38%

~ Variable Rate Demand Notes - 1.38%
Colorado Health Facilities Revenue (Golden West Manor) Series A 3.97% 12/1/37                                1,000,000    1,000,000
                                                                                                                          _________

Total Short-Term Investments (cost $1,000,000)                                                                            1,000,000
                                                                                                                          _________
Total Market Value of Securities - 154.03%
     (cost $107,200,663)                                                                                                111,366,167

Receivables and Other Assets Net of Liabilities (See Notes) - 1.29%                                                         935,403

Liquidation Value of Preferred Stock (55.32%)                                                                           (40,000,000)
                                                                                                                        ___________

Net Assets Applicable to 4,837,100 Shares Outstanding - 100.00%                                                         $72,301,570
                                                                                                                        ___________

 $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

~ Variable rate security. The interest rate shown is the rate as of June 30, 2006.

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
Assured Gty - Insured by the Assured Guaranty Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
XLCA - Insured by the XL Capital Assurance

________________________________________________________________________________

                                      Notes


1. Significant Accounting Policies


The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments
           Colorado Insured Municipal Income Fund, Inc. (the "Fund").


Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                    $107,201,758
                                       ____________

Aggregate unrealized appreciation         4,439,674

Aggregate unrealized depreciation          (275,265)
                                       ____________

Net unrealized appreciation            $  4,164,409
                                       ____________

3. Credit and Market Risk

The Fund uses leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because the Fund's net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.


The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.


The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.


The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the

Fund's limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.



Item 2. Controls and Procedures.

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Investments Colorado Insured Municipal Income Fund, Inc.



/s/ Patrick P. Coyne
_____________________

By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 30, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/s/ Patrick P. Coyne
_____________________

By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 30, 2006



/s/ Michael P. Bishof
_____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: August 30, 2006